Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Registrant Name	ACELRX PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Dec. 31, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35068
Entity, Tax Identification Number	41-2193603
Entity, Address, Address Line One	25821 Industrial Blvd., Suite 400
Entity, Address, City or Town	Hayward
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94545
City Area Code	650
Local Phone Number	216-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ACRX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001427925
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022